Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
SHORT-TERM BORROWINGS [Abstract]
Short-term borrowings, by lender
	December 31, 2012	December 31, 2013
	RMB	RMB
Borrowing from China Minsheng Bank	980,538	511,837
Borrowing from Industrial and Commercial Bank of China	251,420	244,248
Borrowing from Citi Bank	250,337	—
Borrowing from China Citi Bank	46,505	—
Borrowing from Bank of Ningbo	139,881	—
Borrowing from China Merchants Bank	—	262,166
Borrowing from Shanghai Commercial & Savings Bank	—	195,101
Borrowing from Bank of Taiwan	—	182,907
Borrowing from Bank of China	—	171,628
Borrowing from others	92	—
Total short-term borrowings	1,668,773	1,567,887

Movement of short-term borrowings
	For the Years Ended December 31,
	2012	2013
	RMB	RMB
Balance at beginning of year	858,849	1,668,773
Add: Current year additions	3,034,492	1,656,256
Current year additions from acquisition	—	—
Less: Current year repayment	(2,235,891)	(1,747,127)
Foreign currency translation	11,323	(10,015)
Balance at end of year	1,668,773	1,567,887